Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

13. Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases as of December 31, 2021 is as follows:

Amount
RMB
Operating lease right-of-use assets, net	10,102
Operating lease liabilities - current	7,893
Operating lease liabilities - non-current	1,337
Total operating lease liabilities	9,230
Weighted average remaining lease term	1.17
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	9,853
Short-term lease expenses	6,603
Total lease expenses *	16,456
Cash paid for amounts included in the measurement of lease liabilities	9,322
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	3,146
*	The lease expenses were RMB22,718, RMB15,078 and RMB16,456 for the years ended December 31, 2019, 2020 and 2021, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2021 is as follows:

Amount
RMB
2022	8,139
2023	1,112
2024	270
Total future minimum payments	9,521
Less: interest	291
Present value of operating lease liabilities	9,230